Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Trade accounts receivables and other due from related parties	$ 406	$ 366
Trade accounts payable and other due to related parties	$ 223	$ 201